Debt (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended													3 Months Ended				12 Months Ended
	Nov. 03, 2022	Aug. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2024	Feb. 29, 2024	Feb. 06, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 30, 2023	Jun. 26, 2023	Jun. 20, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Dec. 06, 2021	May 25, 2021
Debt [Line Items]
Business days	5 years
Convertible Debt																$ 2,400
Additional Paid-in Capital			$ 5,732													5,758	$ 5,753			$ 5,753	$ 5,732
Promissory notes																				200
August 2020 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds												$ 9,100	$ 9,100	$ 9,100	$ 9,100					$ 20,000
Interest rate per year		12.00%
Maturity term		12 months
Conversion price per share (in Dollars per share)																	$ 150,000,000			$ 150,000,000
Percentage of discount																	30.00%			30.00%
Outstanding principal percentage																				200.00%
Derivative liability																	$ 1,800			$ 1,800
Contractual term																	12 months			12 months
January 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds											$ 1,000
Interest rate per year											12.00%
Maturity term											12 months
Conversion price per share (in Dollars per share)											$ 150,000,000
Percentage of discount											30.00%
Outstanding principal percentage											200.00%
Derivative liability											$ 200
Contractual term											12 months
April 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds								$ 1,200	$ 1,200	$ 1,200
Interest rate per year										12.00%
Maturity term										12 months
Conversion price per share (in Dollars per share)										$ 150,000,000
Percentage of discount										30.00%
Outstanding principal percentage										200.00%
Derivative liability										$ 300
Contractual term										12 months
November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)	$ 7
Carrying value of debt																	$ 14,400			$ 14,400
August 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds							$ 4,000
Interest rate per year							12.00%
Percentage of discount																																							20.00%
December 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds						$ 1,300
Interest rate per year						12.00%
Senior Notes September 2022 Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)																	$ 4			$ 4
Debt increased					60.00%
Conversion price dicount					60.00%
Conversion price per share of common stock (in Dollars per share)																				$ 4
October 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount					$ 1,300																																	$ 1,300
November 2022 Senior Notes Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)	$ 4
Business days	5 years
Principal amount																	$ 3,980			$ 3,980
Additional Paid-in Capital				$ 3,970																		$ 3,970
December 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount				1,000																		1,000															$ 1,000
March 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount																																		$ 1,600	$ 1,600	$ 1,600
April 2023 Senior Notes
Debt [Line Items]
Principal amount																																	$ 600
October-December 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount			$ 1,100																		$ 1,100
Interest terms percentage			12.00%																		12.00%
Convert into new per shares (in Dollars per share)			$ 2.22																		$ 2.22
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																			$ 700
April-June 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																									$ 400
July-September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																		$ 700
Interest terms percentage																		12.00%
Maturity month																		18 months
Senior Secured Convertible Note [Member]
Debt [Line Items]
Principal amount																		$ 250
October-December 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																	$ 1,100			$ 1,100
Interest terms percentage																	12.00%			12.00%
Maturity month																	18 months
Convertible Notes [Member]
Debt [Line Items]
Interest expense																500			500	$ 2,100	$ 2,300
Amortization of debt discount and issuance costs																				100	500
Convertible notes balance			$ 11,800													13,700	$ 13,300			13,300	11,800
Tasly Convertible Debt [Member]
Debt [Line Items]
Convertible notes balance			1,710													$ 2,390	$ 2,234			$ 2,234	$ 1,710						$ 20	$ 300	$ 300		$ 1,000
Short-term loan agreement																														$ 1,600
Short term borrowed																										$ 20		$ 300			1,000	$ 300
Interest rate																					12.00%
Conversion price of common stock (in Dollars per share)																$ 1.92	$ 2.33			$ 2.33
Convertible Debt			1,710													$ 2,094	$ 1,998			$ 1,998	$ 1,710
Accrued interest																100				200	100
Loss on fair value remeasurement																400					100
Gain on fair value remeasurement																10
Tasly Convertible Debt [Member]
Debt [Line Items]
Short term borrowed																														$ 1,000	$ 300
Convertible Debt																	2,200			2,200
Senior Notes [Member]
Debt [Line Items]
Interest expense																600			500	2,100	1,800
Convertible notes balance																	25,268			25,268
Convertible Debt																	24,396			$ 24,396
Principal amount				5,500												$ 800		$ 40				5,500			$ 110
Conversion price dicount																				60.00%
Debt extinguishment																				$ 8,800
Interest terms percentage																12.00%
Convert into new per shares (in Dollars per share)																$ 0.5
Maturity month																18 months
Senior notes																$ 26,600	$ 25,300		21,300	25,300
Promissory Notes [Member]
Debt [Line Items]
Interest expense																100			$ 100	100	100
Short term borrowed			300																		300
Promissory notes																$ 900				$ 900	800		$ 200	$ 200
Simple interest rate																5.00%				5.00%
Borrowed amount				300																		300
Short-term debt				$ 200																		$ 200
Unrelated party repayable			$ 100																		$ 100
Annual interest rate			12.00%														12.00%			12.00%	12.00%
Accrued and unpaid interest																$ 300
Unpaid interest																	$ 300			$ 300
Paycheck Protection Program [Member]
Debt [Line Items]
Short term borrowed																																								$ 1,300
Interest terms percentage																																								1.00%
Monthly payments																10 months				10 months
Late penalties			$ 100													$ 100	100			$ 100	$ 100
PPP loan repayment			$ 400													$ 900	800			800	400
PPP loan term																																								168 days
Related Party [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount																	9,500			9,500
Related Party [Member] | Promissory Notes [Member]
Debt [Line Items]
Promissory notes																				900	$ 800
Unrelated Parties [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount																	$ 15,800			$ 15,800
Minimum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount	$ 11,000
Minimum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																12.54%			13.28%	12.54%	12.95%
Minimum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Interest rate			12.00%
Loss on fair value remeasurement																				$ 330
Minimum [Member] | Senior Notes [Member]
Debt [Line Items]
Interest terms percentage			0.00%													0.00%	0.00%		0.00%	0.00%	0.00%
Outstanding amount																$ 9,700			$ 8,500
Maximum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount	$ 11,300
Maximum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																53.28%			53.28%	53.28%	53.28%
Maximum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Interest rate			24.00%
Loss on fair value remeasurement																				$ 310
Maximum [Member] | Senior Notes [Member]
Debt [Line Items]
Interest terms percentage			12.55%													12.15%	12.15%		12.61%	12.15%	12.55%
Outstanding amount																$ 16,900			$ 12,800
Common Stock [Member] | Senior Notes [Member]
Debt [Line Items]
Conversion price dicount																				40.00%